Consolidated Statements of Changes in Mezzanine Equity and Shareholders' Equity (Deficit) - USD ($)	Preferred Stock Series D Preferred Stock	Common Stock B Riley Sales Agreement [Member]	Common Stock Public Offering	Common Stock	Additional Paid-In Capital B Riley Sales Agreement [Member]	Additional Paid-In Capital Series D Preferred Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	B Riley Sales Agreement [Member]	Series D Preferred Stock	Public Offering	Total
Balance at Dec. 31, 2021				$ 2,859				$ 216,442,904	$ 41,942	$ (205,765,107)				$ 10,722,598
Balance (in shares) at Dec. 31, 2021				2,858,244
Balance at Dec. 31, 2021	$ 0
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 8			$ 79,346						$ 79,354
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		8,542
Issuance costs					(2,593)						(2,593)
Declaration of Series D preferred stock	43
Declaration of Series D preferred stock						$ (43)						$ (43)		(43)
Fractional shares issued in reverse stock split (Shares)				19,544
Fractional shares issued in reverse stock split				$ 20				(20)
Issuance of common stock to vendors				$ 22				211,981						212,003
Issuance of common stock to vendors (in shares)				22,248
Share-based compensation expense								333,389						333,389
Foreign currency translation adjustment									(17,195)					(17,195)
Net loss										(13,798,339)				(13,798,339)
Balance at Dec. 31, 2022				$ 2,909				217,064,964	24,747	(219,563,446)				(2,470,826)
Balance (in Shares) at Dec. 31, 2022				2,908,578
Balance at Dec. 31, 2022	43													43
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement		$ 851			3,090,611						3,091,462
Sale of common stock pursuant to B. Riley At Market Issuance Sales Agreement (in shares)		851,130
Issuance costs					$ (113,217)		$ (834,061)				$ (113,217)		$ (834,061)
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering			$ 2,301				$ 8,493,516						$ 8,495,817
Issuance of common stock and pre-funded warrants in connection with May 2023 public offering (in shares)			2,301,500
Declaration of Series D preferred stock	(43)
Issuance of common stock to vendors				$ 50				72,950						73,000
Issuance of common stock to vendors (in shares)				50,000
Issuance of common stock upon exercise of pre-funded warrants				$ 4,235				(936)						3,299
Issuance of common stock upon exercise of pre-funded warrants (in shares)				4,235,384
Issuance of common stock for unexercised purchase option				$ 32				49,968						50,000
Issuance of common stock for unexercised purchase option (in shares)				31,646
Share-based compensation expense								370,182						370,182
Foreign currency translation adjustment									(2,504)					(2,504)
Net loss										(6,140,730)				(6,140,730)
Balance at Dec. 31, 2023				$ 10,378				$ 228,193,977	$ 22,243	$ (225,704,176)				$ 2,522,422
Balance (in Shares) at Dec. 31, 2023				10,378,238
Balance at Dec. 31, 2023	$ 0